Financial Risk Management (Details) - Schedule of Financial Liabilities by Maturity - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Book value [Member]
Schedule of Financial Liabilities by Maturity [Line Items]
Derivative financial instruments	R$ 87,068	R$ 22,837
Lease payables	286,605	208,767
Trade payable	67,192	61,972
Loans, financing and debentures	681,938	554,638
Other liabilities	32,913	156,666
Transactions with related parties	9,275	6,569
Contractual value [Member]
Schedule of Financial Liabilities by Maturity [Line Items]
Derivative financial instruments	87,068	22,837
Lease payables	444,021	352,955
Trade payable	67,192	61,972
Loans, financing and debentures	904,321	678,509
Other liabilities	32,913	156,666
Transactions with related parties	9,275	6,569
Less than one year [Member]
Schedule of Financial Liabilities by Maturity [Line Items]
Derivative financial instruments	69,190	22,006
Lease payables	75,481	53,258
Trade payable	67,192	61,972
Loans, financing and debentures	205,253	218,975
Other liabilities	8,357	156,666
Transactions with related parties
From one to two years [Member]
Schedule of Financial Liabilities by Maturity [Line Items]
Derivative financial instruments	17,878	831
Lease payables	126,840	92,732
Trade payable
Loans, financing and debentures	61,007	48,461
Other liabilities	24,556
Transactions with related parties	9,275	6,569
From three to five years [Member]
Schedule of Financial Liabilities by Maturity [Line Items]
Derivative financial instruments
Lease payables	174,720	79,836
Trade payable
Loans, financing and debentures	537,641	405,512
Other liabilities
Transactions with related parties
Above five years [Member]
Schedule of Financial Liabilities by Maturity [Line Items]
Derivative financial instruments
Lease payables	66,980	127,129
Trade payable
Loans, financing and debentures	100,420	5,561
Other liabilities
Transactions with related parties